Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share Capital [Member]	Shares Held in Trust [Member]	Other Reserves [Member]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2015		$ 164,121	$ 546	$ (584)	$ (17,186)	$ 180,100	$ 162,876	$ 1,245
Comprehensive income/(loss) for the period		(1,220)			(5,949)	4,575	(1,374)	154
Dividends		(15,139)				(14,959)	(14,959)	(180)
Scrip dividends		5,282	17		(17)	5,282	5,282
Shares issued		34,050	120		33,930		34,050
Share-based compensation		344		(317)	520	141	344
Other changes in non-controlling interest		1,073				427	427	646
Ending balance at Dec. 31, 2016		188,511	683	(901)	11,298	175,566	186,646	1,865
Comprehensive income/(loss) for the period		19,406			5,851	12,977	18,828	578
Dividends		(16,034)				(15,628)	(15,628)	(406)
Scrip dividends		4,751	13		(13)	4,751	4,751
Share-based compensation		(294)		(16)	(204)	(74)	(294)
Other changes in non-controlling interest		1,472				53	53	1,419
Ending balance at Dec. 31, 2017		197,812	696	(917)	16,932	177,645	194,356	3,456
Impact of IFRS 9		(50)			(138)	88	(50)
At January 1, 2018 (as revised)		197,762	696	(917)	16,794	177,733	194,306	3,456
Comprehensive income/(loss) for the period		24,858			1,123	23,352	24,475	383
Transfer from other comprehensive income	[1]				(971)	971
Dividends		(16,261)				(15,675)	(15,675)	(586)
Repurchases of shares	[2]	(4,519)	(11)		11	(4,519)	(4,519)
Share-based compensation	[3],[4]	8		(343)	(342)	693	8
Other changes in non-controlling interest		686				51	51	635
Ending balance at Dec. 31, 2018		$ 202,534	$ 685	$ (1,260)	$ 16,615	$ 182,606	$ 198,646	$ 3,888

[1]	The transfer mainly relates to the sale of Shell’s shareholding in Malaysia LNG Tiga Sendirian Berhad ($617 million) and the sale of shares in Canadian Natural Resources Limited ($481 million) (see Note 22).
[2]	The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration Shell is contractually bound to under the current tranche of the buyback programme, plus associated stamp duty.
[3]	Includes a reclassification of $503 million between Other reserves and Retained earnings, which relates to the unwinding of expired share options.
[4]	The amendments to IFRS 2 Share-based payment became effective January 1, 2018. Following adoption of the amendments, components of share-based payments (related to tax) that were previously classified as cash-settled are now classified as equity-settled. This resulted in an increase of $172 million in the share plan reserve within other reserves and a net increase of $125 million in retained earnings (see Note 22).